Property, plant and equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Land and improvements		$ 42,654	$ 42,654
Buildings and improvements		330,254	325,580
Machinery and equipment		1,374,551	1,349,731
Construction in progress		21,106	173,418
Property, plant and equipment, gross		1,768,565	1,891,383
Less accumulated depreciation		(742,280)	(659,127)
Property, plant and equipment - net	$ 1,012,564	$ 1,026,285	$ 1,232,256